Schedule of accounts receivable net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Credit Loss [Abstract]
Accounts receivable	$ 4,031	$ 31,486	$ 32,938
Allowance for doubtful accounts
Total accounts receivable, net	$ 4,031	$ 31,486	$ 32,938